COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
32.	COMMITMENTS

The company has entered into operating leases for property, plant and equipment. The minimum future payments under various operating leases in each of the years ended December 31 are listed below.

2013	$6.0
2014	4.3
2015	1.7
2016	1.7
2017	1.6
Subsequent years	0.7
$16.0

Total lease expense amounted to $1.8 million for the three months ended December 31, 2012 and $6.6 million for the nine months ended September 30, 2012 (2011 – $10.1 million; 2010 – $10.4 million).